Prepayment (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Prepayment (Details) [Line Items]
Prepayment balance		$ 6,805,039
Suppliers [Member]
Prepayment (Details) [Line Items]
Prepayment balance	$ 2,696,624	$ 6,805,039